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                           NAVIGATOR MONEY MARKET FUND
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(j)


The Navigator Money Market Fund (the "Fund") hereby certifies that the forms of prospectuses and statement of additional information that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No.14 to the Fund's Registration Statement on Form N-1A (File Nos. 2-97840 and 811-04306) which was filed electronically on June 30, 1997 (Accession No. 0000893220-97-001213)



                                        Navigator Money Market Fund

Date:  July 22, 1997                    /s/ Robert J. Walker, Jr.
                                        -------------------------
                                            President